General and administrative - Schedule of general and administrative expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule Of General And Administrative Expense Abstract
Professional fees	$ 1,602,570	$ 958,377	$ 1,958,292	$ 1,816,800
Investor relations	781,726	561,054	1,140,627	833,216
Salaries, wages and benefits	476,391	436,687	814,230	816,139
Consulting fees	155,355	204,492	280,499	423,453
Office and general administrative	357,584	163,958	496,289	350,029
Foreign exchange loss (gain)	(60,351)	(14,285)	(48,551)	(10,142)
General and administrative expense	$ 3,313,275	$ 2,310,283	$ 4,641,386	$ 4,229,495